Acquisitions - October 2014 Acquisition (Details) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2014 USD ($) property	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Number of producing properties acquired | property	29
Acquisition transaction expenses		$ 345	$ 345	$ 6,000	$ 6,000
October 2014 Acquisition
Consideration given
Cash	$ 1,343
Total consideration given	1,343
Allocation of Purchase Price
Proved oil and gas properties	6,592
Total fair value of oil and gas properties acquired	6,592
Working capital	(4,657)
Asset retirement obligations	(592)
Fair value of net assets acquired	1,343
Working capital acquired was estimated as follows:
Accounts receivable	135
Revenue payable	(206)
Production taxes payable	(574)
Accrued liabilities	(4,012)
Total Working capital	(4,657)
October 2014 Acquisition | General and administrative expense
Acquisitions
Acquisition transaction expenses					$ 0	$ 400
October 2014 Unproved Acreage Acquisition
Consideration given
Total consideration given	$ 76,500